Property, plant and equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 15,701
Impairment loss	284	$ 381
Property, plant and equipment	15,314	15,701
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	61,875	62,449
Additions through Acquisition		2,778
Additions	3,068
Disposals	(1,589)	(3,338)
Transfers	(600)	0
Effect of movements in exchange rates	80	(14)
Property, plant and equipment	62,834	61,875
Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	46,174	45,724
Depreciation	3,171	3,396
Impairment loss	284	381
Disposals	(1,589)	(3,313)
Transfers	(600)	0
Effect of movements in exchange rates	80	(14)
Property, plant and equipment	47,520	46,174
Building under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	6,631
Property, plant and equipment	5,819	6,631
Building under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	12,180	12,180
Additions through Acquisition		0
Additions	0
Disposals	0	0
Transfers	0	0
Effect of movements in exchange rates	0	0
Property, plant and equipment	12,180	12,180
Building under finance lease | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5,549	4,737
Depreciation	812	812
Impairment loss	0	0
Disposals	0	0
Transfers	0	0
Effect of movements in exchange rates	0	0
Property, plant and equipment	6,361	5,549
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,049
Property, plant and equipment	1,020	1,049
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,607	5,133
Additions through Acquisition		566
Additions	390
Disposals	(169)	(1,090)
Transfers	(54)	0
Effect of movements in exchange rates	13	(2)
Property, plant and equipment	4,787	4,607
Computer equipment | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,558	4,307
Depreciation	365	329
Impairment loss	0	14
Disposals	(169)	(1,090)
Transfers	0	0
Effect of movements in exchange rates	13	(2)
Property, plant and equipment	3,767	3,558
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	185
Property, plant and equipment	155	185
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,163	891
Additions through Acquisition		20
Additions	32
Disposals	(17)	(63)
Transfers	0	317
Effect of movements in exchange rates	12	(2)
Property, plant and equipment	1,190	1,163
Furniture and fixtures | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	978	662
Depreciation	62	62
Impairment loss	0	3
Disposals	(17)	(64)
Transfers	0	317
Effect of movements in exchange rates	12	(2)
Property, plant and equipment	1,035	978
Furniture and fixtures under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0	317
Additions through Acquisition		0
Disposals		0
Transfers		(317)
Effect of movements in exchange rates		0
Property, plant and equipment		0
Furniture and fixtures under finance lease | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0	291
Depreciation		26
Impairment loss		0
Disposals		0
Transfers		(317)
Effect of movements in exchange rates		0
Property, plant and equipment		0
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,188
Property, plant and equipment	1,624	2,188
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	8,794	9,079
Additions through Acquisition		89
Additions	7
Disposals	(594)	(366)
Transfers	0	0
Effect of movements in exchange rates	39	(8)
Property, plant and equipment	8,246	8,794
Leasehold improvements | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	6,606	6,338
Depreciation	566	617
Impairment loss	0	24
Disposals	(594)	(365)
Transfers	0	0
Effect of movements in exchange rates	44	(8)
Property, plant and equipment	6,622	6,606
Production and test equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5,013
Property, plant and equipment	6,696	5,013
Production and test equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	33,053	31,182
Additions through Acquisition		2,103
Additions	2,639
Disposals	(809)	(1,623)
Transfers	1,532	1,393
Effect of movements in exchange rates	16	(2)
Property, plant and equipment	36,431	33,053
Production and test equipment | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	28,040	26,676
Depreciation	1,366	1,231
Impairment loss	284	340
Disposals	(809)	(1,598)
Transfers	843	1,393
Effect of movements in exchange rates	11	(2)
Property, plant and equipment	29,735	28,040
Production and test equipment under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	635
Property, plant and equipment	0	635
Production and test equipment under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,078	3,667
Additions through Acquisition		0
Additions	0
Disposals	0	(196)
Transfers	(2,078)	(1,393)
Effect of movements in exchange rates	0	0
Property, plant and equipment	0	2,078
Production and test equipment under finance lease | Accumulated amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,443	2,713
Depreciation	0	319
Impairment loss	0	0
Disposals	0	(196)
Transfers	(1,443)	(1,393)
Effect of movements in exchange rates	0	0
Property, plant and equipment	$ 0	$ 1,443